SIGNIFICANT AND CRITICAL ACCOUNTING POLICIES AND PRACTICES (Tables)	3 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Schedule of fair value, liabilities measured on recurring basis

At September 30, 2023
Description	Level 1	Level 2	Level 3
Derivative	$–	$–	$1,013,959
Total	$–	$–	$1,013,959

At June 30, 2023
Description	Level 1	Level 2	Level 3
Derivative	$–	$–	$1,010,145
Total	$–	$–	$1,010,145